Note 20 - Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
20.	QUARTERLY FINANCIAL INFORMATION(UNAUDITED)

	First Quarter(2)	Second Quarter(3)	Third Quarter(4)	Fourth Quarter(5)
2014
Revenues	$252,799	$227,133	$243,265	$219,694
Gross profit(1)	109,289	93,828	106,164	88,689
Net income (loss) attributable to Civeo	36,239	13,949	32,403	(271,634)
Basic earnings (loss) per share	0.34	0.13	0.30	(2.54)
Diluted earnings (loss) per share	0.34	0.13	0.30	(2.54)

2013
Revenues	$294,538	$242,990	$245,099	$258,477
Gross profit(1)	144,090	110,396	112,973	124,030
Net income attributable to Civeo	63,812	32,970	39,641	45,453
Basic earnings per share	0.60	0.31	0.37	0.43
Diluted earnings per share	0.60	0.31	0.37	0.43

(1)	Represents "revenues" less "product costs" and "service and other costs" included in our consolidated statements of operations.

(2)

In the first quarter of 2013, we recognized a gain of $4.0 million ($2.6 million after-tax, or $0.02 per diluted share) from a decrease to a liability associated with contingent acquisition consideration in our U.S. segment.

(3)	In the second quarter of 2014, we recognized the following items:

●

A charge of $9.0 million impairment ($6.3 million after-tax, or $0.06 per diluted share), related to the impairment of an intangible asset in Australia. Due to the Spin-Off, and the resulting rebranding of the Company’s Australian operations from The Mac to Civeo Australia, it was determined that the fair value of an intangible asset associated with The Mac brand was zero. The charge, which is related to our Australia segment, is included in Impairment expense on the accompanying consolidated statements of operations.

●

An impairment of certain fixed assets which were not in our custody, and for which return was determined to be uncertain. The $2.6 million impairment ($1.7 million after-tax, or $0.02 per diluted share), which is related to our U.S. segment, is included in Impairment expense on the consolidated statements of operations.

●

Severance costs associated with the termination of an executive. The $4.1 million expense ($3.1 million after-tax, or $0.03 per diluted share), which is related to our Canadian segment, is included in Selling, general and administrative expenses on the consolidated statements of operations.

●	$3.5 million, or $0.02 per diluted share after-tax, of losses incurred on extinguishment of debt.

●

Transition costs incurred associated with becoming a stand-alone company. The $1.9 million in costs ($1.2 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.

In the second quarter of 2013, we recognized $1.2 million, or $0.01 per diluted share after-tax, of losses incurred on extinguishment of debt.

(4)

In the third quarter of 2014, we recognized $1.0 million in transition costs associated with becoming a stand-alone company ($0.7 million after-tax, or $0.01 per diluted share). The costs, which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.

(5)	In the fourth quarter of 2014, we recognized the following items:

●	Goodwill impairment losses of $202.7 million ($201.2 million after-tax, or $1.89 per diluted share) during 2014, of which $16.6 million related to our U.S. segment and $186.1 million related to our Australian segment.
●

Fixed asset and intangible asset impairment losses of $76.2 million ($51.2 million after-tax, or $0.48 per diluted share) during 2014, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment.

●

A $34.9 million tax expense ($0.33 per diluted share) from the establishment of a deferred tax liability related to a portion of our undistributed foreign earnings which we no longer intend to indefinitely reinvest and a valuation allowance related to deferred tax assets related to capital losses not expected to be realized.

●

Costs associated with our planned migration to Canada of $2.6 million ($1.7 million after-tax), or $0.02 per diluted share after-tax, included in Selling, general and administrative expenses on the consolidated statements of operations.

●

Transition costs incurred associated with becoming a stand-alone company. The $0.9 million in costs ($0.6 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-off and formation costs on the consolidated statements of operations.

Amounts are calculated independently for each of the quarters presented. Therefore, the sum of the quarterly amounts may not equal the total calculated for the year.